Long-Term Debt and Financial Liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2018	December 31, 2017
Secured loan facilities and other financial liabilities	194,309	196,450
Less: Deferred financing costs	(1,630)	(1,429)
Total	192,679	195,021
Less - current portion	(20,392)	(19,216)
Long-term portion	172,287	175,805

Maturities of Long-Term Debt
The annual principal payments required to be made after September 30, 2018, are as follows:

Twelve month periods ending	Amount
September 30, 2019	20,955
September 30, 2020	51,943
September 30, 2021	41,274
September 30, 2022	51,006
Thereafter	29,131
Total	194,309